Redeemable noncontrolling interests (Schedule of carrying amount of redeemable noncontrolling interests) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Balance as of January 1	¥ 90,072	$ 13,843	¥ 0
Capital contribution from redeemable noncontrolling interests	0	0	90,000
Net (losses)/income attributable to redeemable noncontrolling interests	922	142	(34)
Accretion on redeemable noncontrolling interests	5,725	880	106
Balance as of December 31	¥ 96,719	$ 14,865	¥ 90,072